INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Equity Investments in Subsidiaries (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	668,549,353	668,549,353
Interest	100.00%	100.00%
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,244,048,856	1,244,048,856
Interest	100.00%	100.00%
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	20,000	20,000
Interest	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	71,310	71,310
Interest	100.00%	100.00%
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,000	1,000
Interest	100.00%	100.00%
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,000	1,000
Interest	100.00%	100.00%
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	100	100
Interest	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	27,727,278	27,727,278
Interest	100.00%	100.00%
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	95,392,000	95,392,000
Interest	100.00%	100.00%
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	846,328,042	1,830,887
Interest	100.00%	100.00%
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,000	1,000
Interest	100.00%	100.00%
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,000,000	1,000,000
Interest	100.00%	100.00%
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,791,487	1,791,487
Interest	100.00%	100.00%
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	748,712,987,065	748,712,987,065
Interest	100.00%	100.00%
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	11,513,929	11,513,929
Interest	100.00%	100.00%
GGAL Seguros S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	37,855,000	37,855,000
Interest	100.00%	100.00%
GGAL Seguros de Retiro S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	49,803,430	49,803,430
Interest	100.00%	100.00%
Nera Uruguay S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	30,133	30,133
Interest	100.00%	100.00%
Nera Paraguay S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,000	1,000
Interest	100.00%	100.00%
IGAM LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	100	100
Interest	100.00%	100.00%
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	809,611,333	809,611,333
Interest	100.00%	100.00%
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1	1
Interest	100.00%	100.00%
INVIU Manager Investment Ltd.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1	1
Interest	100.00%	100.00%
INVIU México S.A.P.I. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,500	1,500
Interest	100.00%	100.00%
INVIU Perú S.A.B. S.A.C.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	2,439,992	2,439,992
Interest	100.00%	100.00%
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1	1
Interest	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	300,000,000	300,000,000
Interest	100.00%	100.00%
Vestly Asset Management LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	100	100
Interest	100.00%	100.00%
Vestly México S.A. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,500	1,500
Interest	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	26,816,107,017	1,712,567,500
Interest	100.00%	100.00%
NHI(UK) Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	19,000,000	19,000,000
Interest	100.00%	100.00%
N-xers S.A. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	405,816,000	405,816,000
Interest	100.00%	100.00%
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	112,052,027	32,717,429
Interest	100.00%	100.00%
Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	4,512,697,946	4,512,697,946
Interest	99.00%	99.00%
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	2,896	2,896
Interest	100.00%	100.00%
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	1,756,704,458	1,756,704,458
Interest	100.00%	100.00%
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding (in shares)	100,000	100,000
Interest	100.00%	100.00%